Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 12, 2024
Document Effective Date	Jan. 12, 2024
Prospectus Date	Jan. 12, 2024
Neuberger Berman Option Strategy ETF | Neuberger Berman Option Strategy ETF
Prospectus:
Trading Symbol	NBOS